SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$ 211,969	$ 211,969
Amortization	290,161
Depreciation	(2,255,938)	(1,332,399)
Interest	195,056
Change in Fair Market Value of Derivative Liabilities
Accrued compensation	963,426
NOL Deferred Tax Asset	28,352,595	23,144,421
Other	191,125	191,125
Valuation allowance	(27,948,394)	(22,215,116)
Total gross deferred tax assets